OTHER GAINS AND LOSSES (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Gain (loss) on disposal of property, plant and equipment	$ 3,369,742	$ 173,580	$ (119,644)
Donations	(70,348)	(87,731)	(89,913)
Technical services and assistance	5,667	19,242	21,232
Personal asset tax - Subtitute taxpayer	0	0	(11,760)
Gain over tax credit assignment	109,183	179,619	26,036
Contingencies	(373,884)	(115,217)	(89,188)
Leases	167,470	213,748	381,212
Service fee from ADS Depositary bank	142,028	98,285	117,975
Insurance claim collection	0	0	165,919
Miscellaneous	35,569	(73,552)	30,891
Total	$ 3,385,427	$ 407,974	$ 432,760